Financial Assets and Liabilities - Summary of Information Regarding Credit Quality by Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 104,220	₱ 96,594
Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	55,614	44,588
HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Neither past due nor impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	93,192	86,948
Neither past due nor impaired [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,905	38,722
Neither past due nor impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	44,586	34,942
Neither past due nor impaired [Member] | Loans and receivables [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,074	2,736
Neither past due nor impaired [Member] | Loans and receivables [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	100	348
Neither past due nor impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	7,903	6,409
Neither past due nor impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,268	2,090
Neither past due nor impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,710	2,292
Neither past due nor impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	149	159
Neither past due nor impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,706	3,845
Neither past due nor impaired [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Neither past due nor impaired [Member] | HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Neither past due nor impaired [Member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Neither past due nor impaired [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	386	675
Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Long term currency swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	559
Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Interest rate swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	116
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		68
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		54
Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		12
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	118,943	115,592
Costs [Member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,905	38,722
Costs [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	70,337	63,586
Costs [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	20,901	17,278
Costs [Member] | Loans and receivables [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,074	2,736
Costs [Member] | Loans and receivables [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	100	348
Costs [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	17,961	20,290
Costs [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,641	9,333
Costs [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	6,517	5,819
Costs [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	457	354
Costs [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	13,686	7,428
Costs [Member] | HTM investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | HTM investments [Member] | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | Available-for-sale financial investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,165	12,189
Costs [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	386	675
Costs [Member] | Derivatives used for hedging [Member] | Long term currency swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	559
Costs [Member] | Derivatives used for hedging [Member] | Interest rate swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	116
Costs [Member] | Financial instruments at FVPL [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		68
Costs [Member] | Financial instruments at FVPL [Member] | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Costs [Member] | Financial instruments at FVPL [Member] | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		54
Costs [Member] | Financial instruments at FVPL [Member] | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		12
Costs [Member] | Neither past due nor impaired [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	83,259	74,956
Costs [Member] | Neither past due nor impaired [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,933	11,992
Costs [Member] | Neither past due nor impaired [Member] | Cash and Cash Equivalent [member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	32,705	36,902
Costs [Member] | Neither past due nor impaired [Member] | Cash and Cash Equivalent [member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	200	1,820
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	34,939	26,762
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	19,202	15,312
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,074	2,736
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	100	348
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,984	2,770
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,035	888
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	838	910
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	76	103
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class A | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,630	3,695
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	9,647	8,180
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,474	1,751
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,919	3,639
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,233	1,202
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	872	1,382
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	73	56
Costs [Member] | Neither past due nor impaired [Member] | Loans and receivables [Member] | Class B | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	76	150
Costs [Member] | Neither past due nor impaired [Member] | HTM investments [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | Neither past due nor impaired [Member] | HTM investments [Member] | Class A | Investment in debt securities and other long term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	150	352
Costs [Member] | Neither past due nor impaired [Member] | Available-for-sale financial investments [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	15,079	10,197
Costs [Member] | Neither past due nor impaired [Member] | Available-for-sale financial investments [Member] | Class B
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	86	1,992
Costs [Member] | Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	386	675
Costs [Member] | Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Class A | Long term currency swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	240	559
Costs [Member] | Neither past due nor impaired [Member] | Derivatives used for hedging [Member] | Class A | Interest rate swap contract [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	146	116
Costs [Member] | Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Class A
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		68
Costs [Member] | Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Class A | Short term investments [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		2
Costs [Member] | Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Class A | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		54
Costs [Member] | Neither past due nor impaired [Member] | Financial instruments at FVPL [Member] | Class A | Short Term Currency Swap
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		12
Costs [Member] | Past due but not impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,028	9,646
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	11,028	9,646
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3	5
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	1,280	1,293
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,069	3,416
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,869	2,899
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	233	61
Costs [Member] | Past due but not impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,574	1,972
Costs [Member] | Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,723	18,998
Costs [Member] | Impaired [Member] | Loans and receivables [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	14,723	18,998
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Advances and other noncurrent assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	222	210
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	8,778	12,588
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	3,304	3,827
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	938	628
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	75	134
Costs [Member] | Impaired [Member] | Loans and receivables [Member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,406	₱ 1,611